Retirement Benefits (Schedule of Estimated Amounts That Will Be Amortized from Accumulated Other Comprehensive in the Next Fiscal Year) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
U.S. Pension Benefits [Member]
Prior service credit	$ (16)
Net actuarial loss	202
Projected cost	186
Non- U.S Pension Benefits [Member]
Prior service credit	(6)
Net actuarial loss	112
Projected cost	106
Non- U.S Postretirement Benefits [Member]
Prior service credit	0
Net actuarial loss	2
Projected cost	2
U.S. Postretirement Benefits [Member]
Prior service credit	0
Net actuarial loss	0
Projected cost	$ 0